CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Total	Ordinary share [Member]	Additional paid-in capital [Member]	Statutory reserves [Member]	Retained earnings (accumulated losses) [Member]	Accumulated other comprehensive Loss [Member]
Balance at Jun. 30, 2015	$ 58,407,966	$ 872	$ 41,427,773	$ 7,180,500	$ (206,982)	$ 10,005,803
Balance (in shares) at Jun. 30, 2015		8,720,994
Exercise of warrants	4,113,036	$ 90	4,112,946	0	0	0
Exercise of warrants (in shares)		897,858
Net (loss) for the year	(6,755,603)	$ 0	0	0	(6,755,603)	0
Foreign currency translation adjustment	(12,263,307)	0	0	0	0	(12,263,307)
Balance at Jun. 30, 2016	43,502,092	$ 962	45,540,719	7,180,500	(6,962,585)	(2,257,504)
Balance (in shares) at Jun. 30, 2016		9,618,852
Issuance shares for professional service	2,418,688	$ 144	2,418,544	0	0	0
Issuance shares for professional service (in shares)		1,442,827
Net (loss) for the year	(28,427,244)	$ 0	0	0	(28,427,244)	0
Foreign currency translation adjustment	(1,881,886)	0	0	0	0	(1,881,886)
Balance at Jun. 30, 2017	15,611,650	$ 1,106	47,959,263	7,180,500	(35,389,829)	(4,139,390)
Balance (in shares) at Jun. 30, 2017		11,061,679
Issuance shares for professional service	872,000	$ 80	871,920	0	0	0
Issuance shares for professional service (in shares)		800,000
Issuance shares for placement	1,176,307	$ 180	1,176,127	0	0	0
Issuance shares for placement (in shares)		1,798,635
Cancellation for Escrow shares	0	$ (100)	100	0	0	0
Cancellation for Escrow shares (in shares)		(1,000,000)
Cancellation for dividend payable	35,000,000	$ 0	0	0	35,000,000	0
Net (loss) for the year	(82,889,335)	0	0	0	(82,889,335)	0
Foreign currency translation adjustment	7,422,092	0	0	0	0	7,422,092
Balance at Jun. 30, 2018	$ (22,807,286)	$ 1,266	$ 50,007,410	$ 7,180,500	$ (83,279,164)	$ 3,282,702
Balance (in shares) at Jun. 30, 2018		12,660,314